Emerge EMPWR Sustainable Global Core Equity ETF
Schedule of Investments
April 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 98.4%
Communication Services – 6.8%
Alphabet, Inc., Class A* ......................................................... 210 $ 22,542
Verizon Communications, Inc. ................................................... 340 13,202
35,744
Consumer Discretionary – 15.8%
Amazon.com, Inc.* ............................................................ 179 18,875
eBay, Inc. .................................................................... 220 10,215
Home Depot, Inc. (The) ......................................................... 42 12,623
MercadoLibre, Inc.* ............................................................ 15 19,162
TJX Cos., Inc. (The) ........................................................... 169 13,321
Ulta Beauty, Inc.* .............................................................. 16 8,823
83,019
Consumer Staples – 9.7%
Colgate-Palmolive Co. ......................................................... 182 14,524
Kroger Co. (The) .............................................................. 278 13,519
Unilever PLC, ADR ............................................................ 408 22,656
50,699
Financials – 14.3%
Aon PLC, Class A ............................................................. 31 10,081
Chubb Ltd. ................................................................... 53 10,683
HDFC Bank Ltd., ADR .......................................................... 198 13,820
PayPal Holdings, Inc.* .......................................................... 120 9,120
PNC Financial Services Group, Inc. (The) .......................................... 88 11,462
Visa, Inc., Class A ............................................................. 84 19,549
74,715
Health Care – 11.1%
AbbVie, Inc. .................................................................. 101 15,263
AstraZeneca PLC, ADR ........................................................ 194 14,205
Danaher Corp. ................................................................ 60 14,214
Novartis AG, ADR ............................................................. 144 14,770
58,452
Industrials – 16.7%
Automatic Data Processing, Inc. .................................................. 91 20,020
Emerson Electric Co. .......................................................... 171 14,238
Expeditors International of Washington, Inc. ........................................ 48 5,464
Kubota Corp., ADR ............................................................ 129 9,769
TransUnion .................................................................. 146 10,046
United Parcel Service, Inc., Class B ............................................... 81 14,565
Vestas Wind Systems A/S, ADR* ................................................. 1,441 13,207
87,309
Information Technology – 12.0%
Analog Devices, Inc. ........................................................... 96 17,268
Apple, Inc. ................................................................... 123 20,871
Microsoft Corp. ............................................................... 81 24,888
63,027
Materials – 8.7%
Ecolab, Inc. .................................................................. 78 13,092
Linde PLC ................................................................... 44 16,256
Novozymes A/S, ADR .......................................................... 169 8,788

Emerge EMPWR Sustainable Global Core Equity ETF
Schedule of Investments
(Continued)
April 30, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Materials (continued)
Sika AG, ADR ................................................................ 278 $ 7,628
45,764
Real Estate – 3.3%
Digital Realty Trust, Inc. ........................................................ 85 8,428
Healthpeak Properties, Inc. ...................................................... 410 9,007
17,435
Total Common Stocks (Cost $489,504) .......................................................... 516,164
Total Investments – 98.4%
(Cost $489,504) ............................................................................. $ 516,164
Other Assets in Excess of Liabilities – 1.6% ......................................................... 8,335
Net Assets – 100.0% .......................................................................... $ 524,499
* Non Income Producing
ADR : American Depositary Receipt
Summary of Investment Type
Sector
% of Net
Assets
Industrials ...................................................................................... 16.7%
Consumer Discretionary ........................................................................... 15.8%
Financials ...................................................................................... 14.3%
Information Technology ............................................................................ 12.0%
Health Care ..................................................................................... 11.1%
Consumer Staples ................................................................................ 9.7%
Materials ....................................................................................... 8.7%
Communication Services .......................................................................... 6.8%
Real Estate ..................................................................................... 3.3%
Total Investments ................................................................................ 98.4%
Other Assets in Excess of Liabilities .................................................................. 1.6%
Net Assets ..................................................................................... 100.0%